New York Life Insurance Company

51 Madison Avenue,

New York, NY 10010

(917) 922-1578

E-mail : erica_e_carrig@newyorklife.com

www.newyorklife.com

Erica E. Carrig

Associate General Counsel

November 20, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

(“NYLIAC”) NYLIAC Variable Annuity Separate Account – III (“Registrant”)

Post-Effective Amendment to Form N-4 Registration Statement

File Nos. 333-156018 and 811-08904

Commissioners:

Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is Post-Effective Amendment No. 28 (the “Amendment”) to the registration statement on Form N-4 (File No. 333-156018) (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 213 to the registration statement on the same form N-4 under the Investment Company Act of 1940 (the “1940 Act”). Units of interest of NYLIAC Variable Annuity Separate Account – III are offered through variable annuity contracts marketed under the name New York Life Premier Plus Variable Annuity II (the “Contract”).

Purpose of Amendment

This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act to:

1.

Revise the Registration Statement to conform it to the amendments adopted by the Securities and Exchange Commission (the “Commission”) to Form N-4 on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765 (the “Release”). After this Amendment (or a subsequently filed post-effective amendment) becomes effective, NYLIAC intends to rely on Rule 498A under the 1933 Act (“Rule 498A”) to use summary prospectuses with respect to the registration statement. Accordingly, NYLIAC has included an initial summary prospectus for the Contract (“ISP”) as Exhibit (o) to the Amendment; and

2.	Make other non-material changes.

Registrant represents that the Amendment effects no other material changes to the Registration Statement.

Securities and Exchange Commission

Timetable for Effectiveness

We request that the Amendment become effective automatically sixty (60) days after filing pursuant to Rule 485(a)(1), on January 19, 2021. Registrant intends to delay the effectiveness of the Amendment until it files a subsequent amendment pursuant to Rule 485(b) to consolidate the changes contained in the Amendment with other non-material and annual update changes to the Registration Statement and the prospectus and statement of additional information contained therein, such that the Amendment will go effective on May 1, 2021.

At a future date, NYLIAC intends to submit a formal request pursuant to Rule 485(b)(1)(vii) under the 1933 Act to use this Amendment (or a subsequently filed post-effective amendment) as the template for the variable annuity contract registration statements listed below (the “Additional Contracts”). If granted, NYLIAC intends to reflect the same conforming disclosure changes that have been or will be made in the Amendment to the registration statements for the Additional Contracts, with appropriate modifications to: (i) correctly identify the product; (ii) give effect to the comments of the staff of the Commission on the Amendment; and (iii) reflect other non-material changes.

Additional Contracts

New Business Contracts—ISP and USP	File No.
New York Life Premier Variable Annuity II	333-156018
New York Life Premier Variable Annuity II, New York Life Premier Plus Variable Annuity II	333-156019
New York Life Flexible Premium Variable Annuity III	033-172046
New York Life Flexible Premium Variable Annuity III	033-172044
New York Life Premier – FP Series	333-219399
New York Life Premier – FP Series	333-219400
New York Life Premier – P Series	333-228039
New York Life IndexFlex Variable Annuity, New York Life IndexFlex Variable Annuity – FP Series	333-239752

Existing Business Contracts—USP only	File No.
New York Life Flexible Premium Variable Annuity	033-53342
New York Life Flexible Premium Variable Annuity	033-53344
New York Life Flexible Premium Variable Annuity	333-80535
New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity	333-30706
New York Life Variable Annuity and New York Life Essentials Variable Annuity	033-87382
New York Life Flexible Premium Variable Annuity II	333-172046
New York Life Flexible Premium Variable Annuity II	333-172044
New York Life Elite Variable Annuity and New York Life Premium Plus Elite Variable Annuity	333-106806

Securities and Exchange Commission

Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (917) 922-1578 (or erica_e_carrig@newyorklife.com).

Very truly yours,

s/ Erica E. Carrig
Erica E. Carrig Associate General Counsel

cc:	Sally Samuel, Esq.

Mark Cowan, Esq.